Related party transactions - Compensation to key management personnel (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related party transactions
Salaries and Benefits paid during the year	$ 968,000	$ 785,000
Stock-based compensation	1,036,000
Total	2,004,000	785,000
Bonuses	$ 485,000	$ 785,000